Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 32,306	$ 25,469
Amounts receivable	8,280
Prepaid expenses, deposits and receivables	3,076	1,479
TOTAL CURRENT ASSETS	43,662	26,948
NON-CURRENT ASSETS
Right of use assets - leases	1,177	867
Property, plant, and equipment	464	245
Patent rights, net	1,919	1,778
TOTAL NON-CURRENT ASSETS	3,560	2,890
TOTAL ASSETS	47,222	29,838
CURRENT LIABILITIES
Accounts payable and accrued liabilities	5,616	4,528
Current portion of lease obligations	346	166
Current portion of note payable		1,885
Warrant derivative liability	4,930	36,317
TOTAL CURRENT LIABILITIES	10,892	42,896
NON-CURRENT LIABILITIES
Deferred income tax liabilities	56
Lease obligations	981	751
TOTAL LIABILITIES	11,929	43,647
SHAREHOLDERS' EQUITY (DEFICIT)
Share capital	263,364	215,151
Contributed surplus - Warrant reserve	11,749	668
Contributed surplus	14,067	9,401
Deficit	(253,887)	(239,029)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	35,293	(13,809)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 47,222	$ 29,838